CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Series C Preferred Stock [Member]
Stock issuance costs	$ 532